Available-for-sale financial investments	12 Months Ended
Dec. 31, 2017
Available-for-sale Financial Investments
Available-for-sale financial investments
9.	Available–for-sale financial investments

(a)	Movement in available-for-sale financial investments is as follow:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Beginning balance	657	436	744
Investment shares from spin-off, note 1.1	21,206	—	—
Fair value change recorded in other comprehensive income	37	221	(308)
Disposals (c)	(694)	—	—

Ending balance	21,206	657	436

(b)	As of December 31, 2017, the balance of financial investments available-for-sale corresponds to the investment shares of Fossal S.A.A. owned by the Company, as a result of the execution of the spin-off project, which are recorded at cost. See notes 1.1. and 2.3.2.

(c)	As of December 31, 2016, financial investments available-for-sale included 256,624 shares of Unión Andina de Cementos S.A.A. (UNACEM), which are publicly traded on the Lima Stock Exchange (BVL) and whose fair value is determined based on public price quotes. On December 14, 2017, the Company sold its available-for-sale financial investments in UNACEM for S/694,000. As a result of this sale, the Company transferred a gain of S/243,000 from the consolidated statement of other comprehensive income to the consolidated statement of profit or loss.

Available-for-sale financial investments include the following as of December 31, 2016:

	2016
	Cost	Unrealized gain	Fair value
	S/(000)	S/(000)	S/(000)

Equity securities – listed Peruvian company	450	207	657

Total	450	207	657

(d)	The breakdown of the investments in equity securities held for the years 2017 and 2016 is as follows (number of shares):

	2017	2016

Fossal S.A.A.(*)	9,148,373	—
Unión Andina de Cementos S.A.A. (**)	—	256,624

(*)	Represents 7.76% of its common shares.

(**)	Represents 0.016% of its common shares.